Segment Information - Segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) segment region	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment information
Number of reportable operating segments | segment	4
Number of regions | region	3
Service revenue	$ 3,977,693	$ 3,489,969	$ 3,460,516
Product sales	711,363	322,342	369,118
Total revenue	4,689,056	3,812,311	3,829,634
Operating income (loss)	539,956	715,051	683,976
Depreciation	369,564	323,729	331,531
Amortization	410,264	148,823	134,149
Expenditures for long-lived assets	(318,394)	(262,842)	(258,461)
Long-lived assets	1,477,195	1,209,968
Total assets	15,114,692	8,435,297
North America Gaming and Interactive
Segment information
Service revenue	780,189	45,575	37,425
Product sales	321,618	86,926	154,717
Total revenue	1,101,807	132,501	192,142
Operating income (loss)	294,256	1,054	(11,154)
Depreciation	70,428	24,915	21,167
Amortization	8,490	802	275
Expenditures for long-lived assets	(82,834)	(25,454)	(18,920)
Long-lived assets	403,482	84,424
Total assets	6,077,680	374,806
North America Lottery
Segment information
Service revenue	992,684	865,023	826,936
Product sales	52,986	75,074	55,606
Total revenue	1,045,670	940,097	882,542
Operating income (loss)	182,615	74,293	82,727
Depreciation	154,429	151,421	154,616
Amortization	264	263	66
Expenditures for long-lived assets	(107,854)	(111,325)	(97,978)
Long-lived assets	616,760	646,631
Total assets	2,476,112	2,343,289
International
Segment information
Service revenue	512,004	473,653	481,176
Product sales	341,070	156,976	155,021
Total revenue	853,074	630,629	636,197
Operating income (loss)	164,949	156,295	140,844
Depreciation	43,352	38,631	41,103
Amortization	1,435	396
Expenditures for long-lived assets	(93,666)	(43,716)	(44,290)
Long-lived assets	236,043	184,553
Total assets	2,950,807	1,868,190
Italy
Segment information
Service revenue	1,702,174	2,104,996	2,114,257
Product sales	1,872	3,366	3,774
Total revenue	1,704,046	2,108,362	2,118,031
Operating income (loss)	554,937	711,881	647,812
Depreciation	80,145	97,778	100,529
Amortization	66,120	74,844	68,089
Expenditures for long-lived assets	(22,422)	(78,858)	(95,788)
Long-lived assets	220,910	294,360
Total assets	2,855,797	3,367,591
Segment Total
Segment information
Service revenue	3,987,051	3,489,247	3,459,794
Product sales	717,546	322,342	369,118
Total revenue	4,704,597	3,811,589	3,828,912
Operating income (loss)	1,196,757	943,523	860,229
Depreciation	348,354	312,745	317,415
Amortization	76,309	76,305	68,430
Expenditures for long-lived assets	(306,776)	(259,353)	(256,976)
Long-lived assets	1,477,195	1,209,968
Total assets	14,360,396	7,953,876
Corporate support
Segment information
Operating income (loss)	(292,371)	(150,268)	(98,138)
Depreciation	12,847	4,306	4,243
Amortization	266	269	269
Expenditures for long-lived assets	(11,618)	(3,489)	(1,485)
Total assets	754,296	481,421
Purchase Accounting
Segment information
Service revenue	(9,358)	722	722
Product sales	(6,183)
Total revenue	(15,541)	722	722
Operating income (loss)	(364,430)	(78,204)	(78,115)
Depreciation	8,363	6,678	9,873
Amortization	$ 333,689	$ 72,249	$ 65,450